Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Warrants and Rights Note Disclosure [Abstract]
Warrants

NOTE 13 – WARRANTS

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted average exercise price	Weighted average remaining contractual term in years	Aggregate intrinsic value
Outstanding January 1, 2018	127,434,122	$0.24	3.15	$3,957,689
Exercisable January 1, 2018	127,434,122	$0.24	3.15	$3,957,689
Canceled	-
Granted	315,010
Exercised	(9,600,286)
Expired	(101,984)
Outstanding December 31, 2018	118,046,862	$0.20	2.32	$7,848,637
Exercisable December 31, 2018	118,046,862	$0.20	2.32	$7,848,637
Canceled	-
Granted	3,116,665
Exercised	-
Expired	(18,405,496)
Outstanding September 30, 2019	102,758,031	$0.13	2.07	$146,779
Exercisable September 30, 2019	102,758,031	$0.13	2.07	$146,779

The Company estimates the fair value of warrants granted on each grant date using the Black-Scholes option valuation model. Volatility is calculated based on the historical volatility of the Company. The risk-free interest rate used is based on the U.S. Treasury constant maturity rate in effect at the time of grant for the expected term of the warrants to be valued. The expected dividend yield is zero, because the Company does not anticipate paying a dividend within the relevant timeframe.

The Company did not recognize any stock-based compensation expense related to warrants during the three-months ended September 30, 2019 and 2018.

Convertible note warrants

Warrants to purchase 2,300,000 shares of common stock at $0.12 to $0.20 per share were issued in connection with the issuance of convertible notes. These warrants were immediately vested and expire in five years and were recorded as discounts on the convertible notes in the aggregate amount of $141,435.

Warrant exchange offering

In June 2018, the Company commenced an offering to exchange outstanding warrants for shares of common stock under a Form S-4 Registration Statement. These shares of common stock were issued to warrant holders in exchange for (i) their outstanding warrants to purchase shares of common stock at $0.625 per share, and (ii) cash payment of $0.15 per share. This offering closed on July 27, 2018, and resulted in an exchange of 9.6 million warrants and $1,440,043 in gross proceeds for 9,600,286 shares of common stock. Stock issuance costs associated with this capital raise totaled $196,006, resulting in a net total of $1,244,037 raised in this offering. As part of this offering, warrants to purchase 315,010 shares of common stock at $0.21 per share were issued to investment bankers for their services.

Warrant expiration

During the nine-months ended September 30, 2019, warrants to purchase an aggregate of 18,405,496 shares of common stock expired. During the year ended December 31, 2018, warrants to purchase an aggregate of 101,984 shares of common stock expired.

NOTE 10 – WARRANTS

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted average exercise price	Weighted average remaining contractual term in years	Aggregate intrinsic value
Outstanding January 1, 2017	88,365,036	$0.30	3.50	$543,770
Exercisable January 1, 2017	88,365,036	$0.30	3.50	$543,770
Canceled	-
Granted	40,259,133
Exercised	(798,000)
Forfeited	(392,047)
Outstanding December 31, 2017	127,434,122	$0.24	3.15	$3,957,689
Exercisable December 31, 2017	127,434,122	$0.24	3.15	$3,957,689
Canceled	-
Granted	315,010
Exercised	(9,600,286)
Forfeited	(101,984)
Outstanding December 31, 2018	118,046,862	$0.20	2.32	$7,848,637
Exercisable December 31, 2018	118,046,862	$0.20	2.32	$7,848,637

The Company estimates the fair value of warrants granted on each grant date using the Black-Scholes option valuation model. The expected volatility is calculated based on the historical volatility of the Company. The risk-free interest rate used is based on the U.S. Treasury constant maturity rate in effect at the time of grant for the expected term of the warrants to be valued. The expected dividend yield is zero, because the Company does not anticipate paying a dividend within the relevant timeframe. Due to a lack of historical information needed to estimate the Company’s expected term, it is estimated using the simplified method allowed.

The Company did not recognize any stock-based compensation expense related to warrants during the years ended December 31, 2018 and 2017, respectively.

Warrant exercise

During the year ended December 31, 2017, the Company issued 233,217 shares of common stock in connection with the cashless exercise of a warrant for 298,000 shares of common stock at $0.10 per share with 64,783 shares of common stock withheld with an aggregate fair market value equal to the aggregate exercise price.

During the year ended December 31, 2017, the Company issued 500,000 shares of common stock in connection with the exercise of a warrant for 500,000 shares of common stock at $0.08 per share in exchange for $40,000.

Warrant exchange offering

In June 2018, the Company commenced an offering to exchange outstanding warrants for shares of common stock under a Form S-4 Registration Statement. These shares of common stock were issued to warrant holders in exchange for (i) their outstanding warrants to purchase shares of common stock at $0.625 per share, and (ii) cash payment of $0.15 per share. This offering closed on July 27, 2018, and resulted in an exchange of 9.6 million warrants and $1,440,043 in gross proceeds for 9,600,286 shares of common stock. Stock issuance costs associated with this capital raise totaled $196,006, resulting in a net total of $1,244,037 raised in this offering. As part of this offering, warrants to purchase 315,010 shares of common stock at $0.21 per share were issued to investment bankers for their services.

Warrant expiration

During the years ended December 31, 2018 and 2017, warrants to purchase an aggregate of 101,984 and 392,047 shares of restricted common stock expired.